Exhibit G.1.a.vi.

Please note that this amendment is being filed to reflect the following change to the Form N-CEN filed for the Goldman Sachs Trust for the reporting period ending October 31, 2025:

Item C.7.n.vi. Reliance on certain statutory exemptions and rules:

Rule 18f-4(f) (17 CFR 270.18f-4(f)) - Did the Fund invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, in reliance on rule 18f-4(f) (17 CFR 270.18f-4(f))?

This item was updated to reflect a Yes response relating to:

Series Name: Goldman Sachs Income Builder Fund

Series identification number: S000009342

Other than the update noted above, no other modifications were made to the filing as initially submitted on January 13, 2026 (Accession No. 0000940400-26-000172).